Interests in Other Entities - Interests in Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Carrying value of interest in joint venture	£ 201	£ 172
Joint ventures
Disclosure of joint ventures [line items]
Profit after tax	22	20
Carrying value of interest in joint venture	201	172
Commitments and contingent liabilities	£ 0	£ 0